REVENUE AND COST OF SALES (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of Revenue
	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Concentrate sales	$-	$4,237	$-	$11,807
Provisional pricing adjustments	-	603	29	149
	$-	$4,840	$29	$11,956

Schedule of Cost of Sales
	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Production costs	$-	$3,525	$-	$9,179
Stand-by and ramp-up costs	554	-	800	-
Depreciation and depletion	463	528	926	1,147
	$1,017	$4,053	$1,726	$10,326